Prepaid expenses and other current assets - Schedule of Allowance for Advance to Suppliers (Details) - Advance to Suppliers [Member] - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Prepaid expenses and other current assets - Schedule of Allowance for Advance to Suppliers (Details) [Line Items]
Beginning of the year	$ 31,115	$ 24,347
Additions	0	6,768
Write-off	(31,115)	0
End of the year	$ 0	$ 31,115